Segment revenue and expenses - Additional Information (Details) - customer	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Number of major customers	2	2	2
Major Customer One
Disclosure of operating segments [line items]
Percentage of entity revenue	8.00%	7.00%	8.00%
Major Customer Two
Disclosure of operating segments [line items]
Percentage of entity revenue	7.00%	6.00%	7.00%